Operating Leases - Additional Information (Details)	6 Months Ended
Jun. 30, 2024 Options
Bodil Knutsen
Operating Leases
Fixed term of contract	1 year
Number of options to extend two year periods	2
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year	2026
Recife Knutsen
Operating Leases
Current bareboat charter expiration year	2026
Carmen Knutsen
Operating Leases
Current bareboat charter expiration year	2026
Time charter expiration year under options to extend	2026
Hilda Knutsen
Operating Leases
Current time charter expiration year	2025
Period of notice for termination of agreement	30 days
Torill Knutsen
Operating Leases
Fixed term of contract	3 years
Number of options to extend one year periods	3
Time charter expiration year under options to extend	2025
Period of notice for termination of agreement	30 days
Option to renewal term	1 year
Dan Cisne
Operating Leases
Current bareboat charter expiration year	2024
Dan Sabia
Operating Leases
Current bareboat charter expiration year	2024
Ingrid Knutsen
Operating Leases
Fixed term of contract	2 years
Option to extend term	two
Current time charter expiration year	2024
Time charter expiration year under options to extend	2024
Raquel Knutsen
Operating Leases
Current time charter expiration year	2025
Time charter expiration year under options to extend	2030
Tordis Knutsen
Operating Leases
Current time charter expiration year	2028
Vigdis Knutsen
Operating Leases
Current time charter expiration year	2027
Lena Knutsen
Operating Leases
Current time charter expiration year	2031
Anna Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods	1
Current time charter expiration year	2026
Tove Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2040
Synnve Knutsen
Operating Leases
Current time charter expiration year	2020
Time charter expiration year under options to extend	2027